UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/02

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only on.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rigel Capital Management, Inc.
Address:	3930 Two Union Square
		601 Union St
		Seattle WA  98101

Form 13F File Number:  028-05557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Leo Milton
Title:		Marketing Assistant
Phone:		206-467-2770

Signature, Place, and Date of Signing:

	Leo Milton	Seattle, WA

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total:  66190



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     1423 11540.00 SH       SOLE                 11540.00
AFFILIATED COMPUTER CL A       COM              008190100     1010 19190.00 SH       SOLE                 19190.00
AFLAC INC COM                  COM              001055102      796 26440.00 SH       SOLE                 26440.00
ALLSTATE CORP COM              COM              020002101     1155 31220.00 SH       SOLE                 31220.00
AMBAC FINL GROUP INC COM       COM              023139108      637 11320.00 SH       SOLE                 11320.00
AMERICAN INTL GROUP COM        COM              026874107     1068 18456.00 SH       SOLE                 18456.00
AMGEN INC COM                  COM              031162100     1485 30710.00 SH       SOLE                 30710.00
APACHE CORP                    COM              037411105      890 15615.00 SH       SOLE                 15615.00
APOLLO GROUP INC CL A          COM              037604105      932 21180.00 SH       SOLE                 21180.00
AUTOMATIC DATA PROCESS COM     COM              053015103      733 18680.00 SH       SOLE                 18680.00
AUTOZONE INC COM               COM              053332102     1080 15280.00 SH       SOLE                 15280.00
BED BATH & BEYOND INC COM      COM              075896100      754 21850.00 SH       SOLE                 21850.00
CARDINAL HEALTH                COM              14149Y108      852 14400.00 SH       SOLE                 14400.00
CISCO                          COM              17275R102      866 66130.00 SH       SOLE                 66130.00
COSTCO WHSL CORP NEW COM       COM              22160K105      436 15525.00 SH       SOLE                 15525.00
DEAN FOODS                     COM              242370104      615 16580.00 SH       SOLE                 16580.00
DELL COMPUTER CORP COM         COM              247025109     1812 67750.00 SH       SOLE                 67750.00
EBAY INC COM                   COM              278642103     1106 16310.00 SH       SOLE                 16310.00
ELECTRONIC ARTS INC COM        COM              285512109      298  5990.00 SH       SOLE                  5990.00
FIDELITY NATL FINL INC COM     COM              316326107      916 27887.00 SH       SOLE                 27887.00
FIRST DATA CORP COM            COM              319963104      354 10000.00 SH       SOLE                 10000.00
FORTUNE BRANDS INC COM         COM              349631101      755 16230.00 SH       SOLE                 16230.00
GENERAL DYNAMICS CORP COM      COM              369550108      696  8770.00 SH       SOLE                  8770.00
GENERAL ELECTRIC CO. COMMON    COM              369604103      674 27690.00 SH       SOLE                 27690.00
GILEAD SCIENCES INC COM        COM              375558103      812 23890.00 SH       SOLE                 23890.00
GOLDEN WEST FINL DEL COM       COM              381317106     1116 15545.00 SH       SOLE                 15545.00
HARLEY DAVIDSON INC COM        COM              412822108      723 15660.00 SH       SOLE                 15660.00
INTERNAP NETWORK SVCS COM      COM              45885A102      196 528500.00SH       SOLE                528500.00
INTUIT COM                     COM              461202103     1088 23190.00 SH       SOLE                 23190.00
ITT INDS INC IND COM           COM              450911102      581  9575.00 SH       SOLE                  9575.00
IVANHOE ENERGY INC COM         COM              465790103       17 37500.00 SH       SOLE                 37500.00
JOHNSON & JOHNSON COM          COM              478160104     1251 23300.00 SH       SOLE                 23300.00
JOHNSON CONTROL                COM              478366107      420  5240.00 SH       SOLE                  5240.00
KRAFT FOODS INC CL A           COM              50075N104      929 23860.00 SH       SOLE                 23860.00
LEXMARK INTL GROUP INC CL A    COM              529771107     1238 20465.00 SH       SOLE                 20465.00
LOWES COS INC COM              COM              548661107     1197 31910.00 SH       SOLE                 31910.00
MEDTRONIC INC COM              COM              585055106      937 20540.00 SH       SOLE                 20540.00
MICROCHIP TECHNOLOGY COM       COM              595017104      495 20230.00 SH       SOLE                 20230.00
MICROSOFT                      COM              594918104     1697 32830.00 SH       SOLE                 32830.00
PFIZER                         COM              717081103     1397 45691.00 SH       SOLE                 45691.00
PRINCIPAL FINANCIAL GP COM     COM              74251V102      788 26160.00 SH       SOLE                 26160.00
PROCTER & GAMBLE CO COM        COM              742718109      926 10770.00 SH       SOLE                 10770.00
QUALCOMM INC COM               COM              747525103     1354 37220.00 SH       SOLE                 37220.00
STARBUCKS CORP COM             COM              855244109      570 27960.00 SH       SOLE                 27960.00
STRYKER CORP COM               COM              863667101      937 13960.00 SH       SOLE                 13960.00
SYMANTEC CORP COM              COM              871503108     1134 27990.00 SH       SOLE                 27990.00
SYSCO CORP                     COM              871829107      917 30770.00 SH       SOLE                 30770.00
TARGETED GENETICS CORP COM     COM                              11 28100.00 SH       SOLE                 28100.00
TJX COS INC NEW COM            COM              872540109      586 30040.00 SH       SOLE                 30040.00
UNITEDHEALTH GROUP INC COM     COM              91324P102     1351 16180.00 SH       SOLE                 16180.00
VERIZON COMMUNICATIONS COM     COM              92343V104     1230 31740.00 SH       SOLE                 31740.00
WAL MART STORES INC COM        COM              931142103     1119 22150.00 SH       SOLE                 22150.00
WASHINGTON FED INC COM         COM              938824109      805 32386.55 SH       SOLE                 32386.55
WASHINGTON MUT INC COM         COM              939322103     2406 69667.00 SH       SOLE                 69667.00
WEIGHT WATCHERS INTL COM       COM              948626106      806 17530.00 SH       SOLE                 17530.00
WELLPOINT HLT NETW NEW COM     COM              94973H108      625  8780.00 SH       SOLE                  8780.00
WELLS FARGO & CO NEW COM       COM              949746101      649 13850.00 SH       SOLE                 13850.00
ZIMMER HLDGS INC COM           COM              98956P102      816 19660.00 SH       SOLE                 19660.00
RIGEL BALANCED FUND 'A'                         horow d i      818     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         mcjims g       294     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         nord b ir     1452     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         ralei d i      521     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         kaufmn fo      389     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         stlouis,       733     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         newton cr      628     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         estrchar4      325     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         kintnerir      950     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         kaufmann       430     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         keller         565     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         tausend h     1046     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         tausend f      345     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         horowitz       233     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         kintner r      591     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           nord b ir     1179     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           stphsn b       259     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           raleight       392     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           expert dr      599     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           hunter ir      619     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           prolab         506     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           anderson       277     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           horowitzi      206     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'B'                           kauffman       367     1.00 SH       SOLE                     1.00